Merger (Schedule of Fair Value Adjustments for Acquired Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2015
Business Acquisition [Line Items]
AFS, Amortized Cost,Total	$ 155,956	$ 151,790
FNBPA Bancorp, Inc [Member]
Business Acquisition [Line Items]
AFS, Amortized Cost,Total			$ 47,797
Market rate adjustment			(110)
Credit fair value adjustment on pools of homogeneous loans			(73)
Credit fair value adjustment on impaired loans			(559)
Fair value of purchased loans at November 30, 2015			$ 47,055